Other (Income)/Deductions - Net - Footnotes - Interest (Income) Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Interest costs capitalized	$ 41	$ 32	$ 41